Grants and other liabilities (Details) $ in Thousands		9 Months Ended
	Aug. 17, 2020 USD ($)	Sep. 30, 2020 USD ($) Type	Sep. 30, 2019 USD ($)	Aug. 16, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 02, 2013 USD ($)
Grants and other liabilities [Abstract]
Grants		$ 1,043,410			$ 1,087,553
Other Liabilities		185,820			554,199
Grant and other non-current liabilities		$ 1,229,230			1,641,752
Number of grant types | Type		2
Income from grants		$ 44,256	$ 44,366
Other current liabilities		29,830			34,403
Investment under the equity method		116,746			139,925
Other financial income		162,984	11,412
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants		44,200	$ 44,300
Solana [Member]
Grants and other liabilities [Abstract]
Other financial income		145,000
Liberty Interactive Corporation [Member] | Solana [Member]
Grants and other liabilities [Abstract]
Investment under the equity method	$ 290,000
Acquisition purchase price				$ 272,000
Period of annual net production of asset	4 years
Performance earn-out, period of highest annual net production	5 years
Other financial income	$ 145,000
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants		682,000			707,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants		359,000			379,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Grant and other non-current liabilities					380,000
Other current liabilities					41,000
Class A membership investment						$ 300,000
Finance lease liabilities		50,400			53,800
Dismantling provision		$ 75,600			$ 59,700